Financial Income and Expenses, Net	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Income and expenses [Abstract]
FINANCIAL INCOME AND EXPENSES, NET

NOTE 18 - FINANCIAL INCOME AND EXPENSES, NET:

A.	Financial income:

	Year ended December 31
	2022	2021	2020
	USD in thousands
Interest income	51	3	-
Fair value adjustment of share option’s liability – Note 12C.	197	1,053	-
Debt arrangement gain – see Note 12C.	-	-	915
Exchange rate differences, Net	671	17	48
	919	1,073	963

B.	Financial expenses:

	Year ended December 31
	2022	2021	2020
	USD in thousands
Interest and fees to banks	17	82	120
Notional interest and linkage in respect of shareholder’s loan	-	8	55
Interest on EIB loan	92	-	-
Interest on lease liabilities	69	179	104
Exchange rate differences	-	75	12
Fair value adjustment of share option’s liability – Note 12C.	-	-	730
Interest on convertible loans	-	-	93
Adjustment of royalties’ obligation	180	11	-
	358	355	1,114